Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 8,023	$ 8,023	$ 3,467
Additions	5,718
Cash outflow (including interest)		(611)	(631)
Interest		101	114
Exchange difference		(614)	(68)
Ending balance		6,899	8,600
Lease liabilities, short-term		909	988	$ 1,029
Lease liabilities, long-term		5,990	7,612	$ 6,994
Properties (Offices)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	7,898	7,898	3,402
Additions	5,662
Cash outflow (including interest)		(593)	(616)
Interest		100	112
Exchange difference		(575)	(66)
Ending balance		6,830	8,494
Lease liabilities, short-term		875	954
Lease liabilities, long-term		5,955	7,540
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	125	125	65
Additions	$ 56
Cash outflow (including interest)		(18)	(15)
Interest		1	2
Exchange difference		(39)	(2)
Ending balance		69	106
Lease liabilities, short-term		34	34
Lease liabilities, long-term		$ 35	$ 72